Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Company's Segment Information, Continuing Operations

		2014			2013
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated
Operating revenues	$756,057	$23,846	$779,903	$744,527	$17,366	$761,893
Operations and maintenance expense	274,754	13,802	288,556	269,804	13,757	283,561
Depreciation	122,728	326	123,054	118,592	(178)	118,414
Operating income	305,333	9,026	314,359	300,779	883	301,662
Interest expense, net of AFUDC	66,972	4,291	71,263	68,560	6,481	75,041
Income tax (benefit)	24,792	427	25,219	24,911	(3,678)	21,233
Income (loss) from continuing operations	213,890	(6)	213,884	207,509	(4,638)	202,871
Capital expenditures	325,943	2,662	328,605	307,032	876	307,908
Total assets	5,195,191	211,561	5,406,752	4,893,573	158,244	5,051,817
Goodwill	24,564	6,620	31,184	24,102	4,121	28,223

		2012
		Other and
	Regulated	Eliminations	Consolidated
Operating revenues	$732,955	$17,730	$750,685
Operations and maintenance expense	256,902	13,140	270,042
Depreciation	112,299	(1,372)	110,927
Operating income	314,057	3,549	317,606
Interest expense, net of AFUDC	66,882	6,733	73,615
Income tax (benefit)	65,974	(754)	65,220
Income from continuing operations	181,622	215	181,837
Capital expenditures	345,789	1,309	347,098
Total assets	4,561,925	296,592	4,858,517
Goodwill	24,031	4,121	28,152